Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 88,691	$ 67,678	$ 60,740
Other income		10,403	7,592
Total revenues	88,691	78,081	68,332
Cost of revenues	94,238	78,622	69,051
Amortization of intangible assets	37,694
Gross loss	43,241	541	719
Operating expenses:
Research and development	787,025	976,882	901,030
Less - research and development grants	(382,134)	(344,056)	(180,033)
Research and development, net	404,891	632,826	720,997
Sales and marketing	480,963	336,287	245,756
General and administrative	1,227,632	571,110	807,277
Acquisition related costs	750,956
Total operating expenses	2,864,442	1,540,223	1,774,030
Operating loss	2,907,683	1,540,764	1,774,749
Financial expenses (income), net	(63,778)	80,636	(1,094)
Net loss	$ 2,843,905	$ 1,621,400	$ 1,773,655
Net loss per share:
Basic and diluted net loss per share	$ 0.19	$ 0.12	$ 0.14
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	15,249,947	13,704,673	12,745,710